Label	Element	Value
Virtus Newfleet Floating Rate MACS
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Newfleet Floating Rate MACS
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following disclosure hereby will be added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Fund’s Statutory Prospectus:

For purposes of this policy, indirect exposure to Senior Loans through investment in exchange-traded funds (“ETFs”) that invest in such Senior Loans will be considered to be investments by the fund in Senior Loans. ETFs in which the fund invests may include affiliated ETFs that are also managed by the fund’s subadviser and/or its affiliates.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Virtus Newfleet Floating Rate MACS (the “Fund”),

a series of Virtus Managed Account Completion Shares (MACS) Trust (the “Trust”)

Supplement dated June 26, 2025 to the Fund’s Summary Prospectus and the Trust’s Statutory Prospectus,

each dated February 3, 2025

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Newfleet Floating Rate MACS | Affiliated Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	> Affiliated Exchange-Traded Funds (ETFs) Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated ETFs, which may create a conflict of interest.
Virtus Newfleet Floating Rate MACS | Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

> Exchange-Traded Funds (ETFs) Risk: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.